Share Capital and Dividends - Summary of DSU Activity (Details) - DSU - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance as at April 1 (in shares)	330,246	140,885
Granted to non-employee directors (in shares)	173,149	197,079
Settled (in shares)	(63,874)	(7,718)
Ending balance as at March 31 2022 (in shares)	439,521	330,246